Annual Operating Expenses {- Fidelity Advisor Freedom® 2035 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-16 - Fidelity Advisor Freedom® 2035 Fund	May 29, 2021
Class A
Operating Expenses:
Management fee	0.71%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[2]
Total annual operating expenses	0.97%	[1]
Class M
Operating Expenses:
Management fee	0.71%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.01%	[2]
Total annual operating expenses	1.22%	[1]
Class C
Operating Expenses:
Management fee	0.71%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[2]
Total annual operating expenses	1.72%	[1]
Class I
Operating Expenses:
Management fee	0.71%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.72%	[1]
Class Z
Operating Expenses:
Management fee	0.62%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.62%	[1]

[1]	(a)Adjusted to reflect current fees.
[2]	(b)For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.